FAIR VALUE MEASUREMENT (Details 3) (Available-for-sale securities)	12 Months Ended
Dec. 31, 2013
Easy Go | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	28.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	17.50%
Easy Go | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	1 year 6 months 25 days
Risk-free rate (as a percent)	0.955%
Expected volatility (as a percent)	36.72%
Dividend yield (as a percent)	0.00%
Easy Go | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	55.00%
Easy Go | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
Easy Go | Option pricing model | Mandatory Conversion scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	5.00%
Dining Secretary | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	28.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	25.00%
Dining Secretary | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	2 years
Risk-free rate (as a percent)	1.08%
Expected volatility (as a percent)	44.90%
Dividend yield (as a percent)	0.00%
Dining Secretary | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Dining Secretary | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Dining Secretary | Option pricing model | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Happy City | Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	27.50%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	35.00%
Happy City | Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	4 years
Risk-free rate (as a percent)	1.462%
Expected volatility (as a percent)	51.20%
Dividend yield (as a percent)	0.00%
Happy City | Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Happy City | Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%